Share capital, share premium and shares held in treasury (Tables)	12 Months Ended
Dec. 31, 2025
Share capital and shares held in treasury
Summary of called up share capital issued and fully paid

RELX PLC

CALLED UP SHARE CAPITAL – ORDINARY SHARES OF UK 14 ⁵¹/₁₁₆ PENCE EACH ALLOTTED, ISSUED AND FULLY PAID	No. of shares	2024 GBPm	No. of shares	2025 GBPm
At start of year	1,906,907,605	275	1,880,844,719	272
Issue of ordinary shares	2,937,114	-	2,215,646	-
Cancellation of ordinary shares	(29,000,000)	(3)	(55,000,000)	(8)
At end of year	1,880,844,719	272	1,828,060,365	264

Summary of share capital

NUMBER OF ORDINARY SHARES	Year ended 31 December
	2024 Shares in issue net of treasury shares* (millions)	Shares in issue (millions)	Treasury shares (millions)	2025 Shares in issue net of treasury shares* (millions)
At start of year	1,881.5	1,880.8	(24.9)	1,855.9
Issue of ordinary shares	2.9	2.2	-	2.2
Repurchase of ordinary shares	(28.9)	-	(39.5)	(39.5)
Net release of shares by the employee benefit trust	0.4	-	0.4	0.4
Cancellation of ordinary shares	-	(55.0)	55.0	-
At end of year	1,855.9	1,828.1	(9.0)	1,819.1
*	At 31 December 2025 the total shares in issue net of treasury shares is 1,819,061,446 (2024: 1,855,941,895).